Document and Entity Information	Jun. 10, 2021
Cover [Abstract]
Entity Registrant Name	PROOFPOINT INC
Amendment Flag	false
Entity Central Index Key	0001212458
Document Type	8-K
Document Period End Date	Jun. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35506
Entity Tax Identification Number	51-0414846
Entity Address, Address Line One	925 West Maude Ave
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	(408)
Local Phone Number	517-4710
Security 12b Title	Common Stock
Trading Symbol	PFPT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false